Interim Statement Presentation (Details) - Schedule of Revised Balance Sheet and Cash Flow - VASO CORPORATION [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
As Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Accounts and other receivables	$ 6,502	$ 15,524
Accrued commissions	(560)	3,720
Accumulated deficit		(39,029)
Net income (loss)	3,649
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Accounts and other receivables	476	(1,010)
Accrued commissions	(95)	(202)
Accumulated deficit		(808)
Net income (loss)	(381)
As Revised [Member]
Condensed Financial Statements, Captions [Line Items]
Accounts and other receivables	6,978	14,514
Accrued commissions	(655)	3,518
Accumulated deficit		$ (39,837)
Net income (loss)	$ 3,268